Long-term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt

11. Long-term Debt

Term Loans		Drawn Amount	December 31, 2017	Movement in 2018		December 31, 2018
Issue Date	Maturity Date			Additions	Repayments
February 12, 2008	February 19, 2020	40,250,000	14,375,000	—	(2,500,000)	11,875,000
July 30, 2008	November 4, 2020	33,240,000	15,789,000	—	(1,939,000)	13,850,000
October 9, 2008	October 9, 2020	29,437,000	6,310,000	—	(6,310,000)	—
December 14, 2018	December 18, 2023	14,094,184	17,114,365	—	(3,020,181)	14,094,184
April 14, 2014	April 14, 2020	20,400,000	13,100,000	—	(1,400,000)	11,700,000
March 27, 2018	March 1, 2024	27,675,000	27,950,000	—	(2,750,000)	25,200,000
March 1, 2011	June 20, 2020	43,250,000	26,375,000	—	(3,000,000)	23,375,000
September 23, 2013	September 30, 2020	45,212,500	23,739,007	—	(8,494,310)	15,244,697
March 24, 2014	July 31, 2022	50,225,000	39,235,000	—	(3,605,000)	35,630,000
April 16, 2014	April 16, 2020	30,000,000	19,005,000	—	(2,705,000)	16,300,000
December 14, 2018	December 18, 2023	9,480,000	10,360,000	—	(880,000)	9,480,000
June 20, 2014	January 8, 2023	20,925,000	17,020,000	—	(1,420,000)	15,600,000
December 20, 2013	June 30, 2023	67,200,000	55,515,000	—	(3,960,000)	51,555,000
December 24, 2015	December 14, 2022	22,400,000	19,413,344	—	(1,493,328)	17,920,016
July 4, 2014	September 3, 2021	22,750,000	19,093,750	—	(1,625,000)	17,468,750
July 29, 2014	July 7, 2023	25,350,000	20,596,875	—	(2,112,500)	18,484,375
December 7, 2017	December 11, 2022	22,275,000	10,500,000	11,775,000	(2,755,000)	19,520,000
May 18, 2016	December 31, 2025	65,650,000	31,484,500	33,150,000	(3,585,240)	61,049,260
March 1, 2017	April 17, 2026	70,787,500	—	70,787,500	(3,162,501)	67,624,999

Total			386,975,841	115,712,500	(56,717,060)	445,971,281

Current portion of long-term debt			42,580,323			42,433,562
Current portion of long-term debt associated with vessels held for sale			—			30,150,000
Long term debt			344,395,518			373,387,719

Total debt			386,975,841			445,971,281
Current portion of deferred finance charges			613,716			706,725
Current portion of deferred finance charges associated with vessels held for sale			—			73,644
Deferred finance charges non-current			1,453,677			1,873,466

Total deferred finance charges			2,067,393			2,653,835

Total debt			386,975,841			445,971,281
Less: Total deferred finance charges			2,067,393			2,653,835

Total debt, net of deferred finance charges			384,908,448			443,317,446
Less: Current portion of long-term debt, net of current portion of deferred finance charges			41,966,607			41,726,837

Less: Current portion of long-term debt associated with vessels held for sale, net of current portion of deferred finance charges			—			30,076,356

			342,941,841			371,514,253

The below are changes in term loans during the years ended December 31, 2017 and 2018.

On May 18, 2016 the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction, by two of the Company’s wholly owned subsidiaries. The term loan is up to $74,480,000 and was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $32,500,000 was drawn down on May 16, 2017 and the second tranche amounting to $33,150,000 was drawn down on January 10, 2018.

On March 1, 2017 the Company, entered into a term loan with the bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate term loan is up to $76,020,000 and was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $35,525,000 was drawn down on January 4, 2018 and on January 10, 2018 and the second tranche amounting to $35,262,500 was drawn down on April 13, 2018 and on April 17, 2018.

On December 7, 2017, the Company entered into a term loan with a bank to repay amounts outstanding under existing loan and to refinance the cost of acquisition of one product carrier. The term loan is up to $22,500,000 and was drawn down in two tranches. The first tranche amounting to $10,500,000 was drawn down on December 11, 2017 and the second tranche amounting to $11,775,000 was drawn down on February 8, 2018.

On March 27, 2018, the Company entered into a term loan amounting to $27,675,000 with the same bank to refinance the existing term loan dated February 1, 2011. An installment amounting to $275,000 was paid on January 22, 2018 relating to the existing term loan dated February 1, 2011.

On August 17, 2018, the Company voluntary repaid the outstanding balance of the term loan dated October 9, 2008, amounting to $5,920,000.

On December 14, 2018, the Company entered into a term loan with the same bank to refinance the existing term loans dated June 12, 2014 and September 15, 2016. The aggregate committed term loan is up to $23,574,184 and was drawn down in two tranches at the signing date of the term loan.

On March 29, 2019, the Company entered into a term loan with a bank to refinance the existing term loans dated February 12, 2008 and September 23, 2013. Two installments amounting to $625,000 and $1,036,265 were paid on February 19, 2019 and on March 29, 2019, respectively, relating to the existing term loans. The new term loan is $25,458,432 and will be repayable, with the first installment commencing three months after the drawdown, in fifteen consecutive quarterly installments. An amount of $4,001,898 is repayable in 2019. Obligations with a maturity of less than one year amounting to $981,895 have been presented as long-term in accordance with US GAAP as the Company refinanced these obligations on a long-term basis through the term loan that the Company has entered on March 29, 2019 discussed above.

On April 27, 2018, the Company voluntary repaid $4,122,370 being part of the outstanding balance of the term loan dated September 23, 2013.

On April 15, 2019, the Company signed a commitment letter with the same bank to refinance the existing term loan dated April 14, 2014. Two installments amounting to $700,000 were paid on January 16, 2019 and April 16, 2019 relating to the existing term loan. The new term loan is up to $11,000,000 and will be repayable, with the first installment commencing three months after the drawdown, in twenty consecutive quarterly installments plus a balloon payment payable together with the last installment. An amount of $640,000 is repayable in 2019. Obligations with a maturity of less than one year amounting to $60,000 have been presented as long-term in accordance with US GAAP as the Company had the intent and ability to refinance the obligation, on a long term basis through the commitment letter that the Company has entered on April 15, 2019 discussed above.

The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 130%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•

the Company should maintain on a monthly basis a cash balance amounting to $3,002,490 representing a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance amounting to $11,930,059 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

Gross deferred finance charges amounting to $7,871,170 and $8,374,435 as of December 31, 2017 and December 31, 2018, respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet as a direct deduction from the carrying amount of the related loan and credit facility net of accumulated amortization. For the years ended December 31, 2016, 2017 and 2018, the amortization of deferred financing charges amounted to $715,587, $690,841 and $858,582, respectively, and is included in interest and finance costs in the consolidated statements of operations.

The interest rates on the outstanding loans as of December 31, 2018 are based on Libor plus a margin which varies from 0.80% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:

Year ended December 31, 2016: 3.43%

Year ended December 31, 2017: 3.97%

Year ended December 31, 2018: 5.34%

Bank loan interest expense for the above loans for the years ended December 31, 2016, 2017 and 2018 amounted to $14,149,326, $15,640,377 and $22,150,386, respectively. Of these amounts, for the years ended December 31, 2016, 2017 and 2018, the amounts of $1,660,802, $813,423 and nil, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations.

At December 31, 2018, the Company was in compliance with all of its debt financial covenants.

The annual principal payments to be made, for the abovementioned loans, after December 31, 2018 are as follows:

December 31,	Amount
2019	72,583,562
2020	59,421,264
2021	67,040,014
2022	86,626,911
2023	63,483,131
Thereafter	96,816,399

Total	445,971,281